Voya Funds Trust

Voya Floating Rate Fund

(the "Fund")

Supplement dated October 4, 2022

to the Fund's Class A, Class C, Class I, Class P, Class R, Class T and Class W Shares'

Prospectus and Class P3 Shares' Prospectus, each dated July 31, 2022

(together, the "Prospectuses")

Effective immediately, Mohamed Basma, CFA is added as a portfolio manager for the Fund. In addition, effective April 30, 2023, Jeffrey A. Bakalar will no longer serve as a portfolio manager for the Fund.

Effective immediately, the Prospectuses are revised as follows:

1.The sub-section of the Prospectuses entitled "Portfolio Management – Portfolio Managers" in Fund's Summary Section is deleted in its entirety and replaced with the following:

Portfolio Managers
Jeffrey A. Bakalar	Mohamed Basma, CFA
Portfolio Manager (since 08/10)	Portfolio Manager (since 10/22)
Kelly Byrne, CFA
Portfolio Manager (since 05/21)
Effective April 30, 2023
Portfolio Managers
Mohamed Basma, CFA	Kelly Byrne, CFA
Portfolio Manager (since 10/22)	Portfolio Manager (since 05/21)

2.The sub-section of the Prospectuses entitled "Management of the Funds – The Sub-Adviser and Portfolio Managers – Voya Floating Rate Fund" is amended to add the following:

Mohamed Basma, CFA, serves as a managing director and head of leveraged credit at Voya Investment Management and also chairs the leveraged credit investment committee. Previously at Voya, Mr. Basma served as head of senior loans and global CLOs for leveraged credit where he was responsible for all aspects of the team's senior loan and global CLO business and the team's CLO investing strategies. Prior to joining Voya, Mr. Basma was a senior auditor and consultant in the audit and business advisory group with Arthur Andersen, LLP, where he was responsible for executing corporate audits and financial consulting engagements.

Effective on or about April 30, 2023, the Prospectuses are revised as follows:

All references to Jeffrey A. Bakalar as a portfolio manager for the Fund are hereby deleted in their entirety.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

Voya Funds Trust

Voya Floating Rate Fund

(the "Fund")

Supplement dated October 4, 2022

to the Fund's Class A, Class C, Class I, Class P, Class P3, Class R, Class T and Class W Shares'

Statement of Additional information, dated July 31, 2022

(the "SAI")

Effective immediately, Mohamed Basma, CFA is added as a portfolio manager for the Fund. In addition, effective April 30, 2023, Jeffrey A. Bakalar will no longer serve as a portfolio manager for the Fund.

Effective immediately, the SAI is revised as follows:

1.The table in the sub-section of the SAI entitled "Sub-Adviser – Portfolio Management – Other Accounts Managed" is amended to include the following:

	Registered Investment		Other Pooled Investment		Other Accounts
	Companies		Vehicles
	Number of	Total Assets	Number of	Total Assets	Number of	Total Assets
Portfolio Manager	Accounts		Accounts		Accounts
Mohamed Basma, CFA2	0	$0	0	$0	0	$0

2As of August 31, 2022.

2.The line item with respect to Voya Floating Rate Fund in the table in the sub-section of the SAI entitled "Sub-Adviser – Portfolio Management – Compensation" is deleted in its entirety and replaced with the following:

Fund	Portfolio Manager	Benchmark

Voya Floating Rate Fund	Jeffrey A. Bakalar, Mohamed Basma, CFA, and	Morningstar LSTA US Leveraged Loan
	Kelly Byrne, CFA	Index

3.The tables in the sub-section of the SAI entitled "Sub-Adviser – Portfolio Management – Ownership of Securities – Voya Floating Rate Fund" are amended to include the following:

	Portfolio Manager	Dollar Range of Fund Shares Owned
	Mohamed Basma, CFA1	None
1	As of August 31, 2022.

	Portfolio Manager	Dollar Range of Fund Shares Allocated Under Deferred
Compensation
	Mohamed Basma, CFA1	Over $1,000,000
1	As of August 31, 2022.

Effective on or about April 30, 2023, the SAI is revised as follows:

All references to Jeffrey A. Bakalar as a portfolio manager for the Fund are hereby deleted in their entirety.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE